Subsequent Events (Details) - USD ($)		3 Months Ended
	Apr. 11, 2023	Mar. 31, 2023
Subsequent Events (Details) [Line Items]
Cash withdrawal		$ 1,000,000
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Cash withdrawal	$ 545,692
Class A Common Stock [Member]
Subsequent Events (Details) [Line Items]
Subsequent event, description		Based upon this review, other than the below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the condensed consolidated financial statements.